Provision (Benefit) For Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current
Federal
State
Current Income Tax Expense (Benefit), Total
Deferred
Federal	(14,377)	(9,474)
State	(2,391)	(1,575)
Provision for deferred tax liability	(16,768)	(11,049)
Valuation allowance increase	16,729	11,049
Benefit for income taxes	$ (39)